CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 268,627	$ 127,691
Restricted cash and short-term deposits	77,337	100,361
Trade accounts receivable	29,749	29,648
Amounts due from related parties	3,484	2,112
Inventories	536	1,533
Assets held for sale	0	267,766
Other current assets	545,864	8,682
Total current assets	925,597	537,793
Non-current assets
Restricted cash	72,828	62,820
Equity method investments	52,215	44,385
Asset under development	877,838	658,247
Capital expenditures	2,877,674	2,983,073
Other non-current assets	142,143	27,911
Total assets	4,948,295	4,314,229
Current liabilities
Current portion of long-term debt and short-term debt	(1,051,582)	(982,845)
Trade accounts payable	(12,405)	(10,579)
Accrued expenses	(92,855)	(89,357)
Other current liabilities	(150,380)	(85,419)
Amounts due to related parties	0	(12,006)
Total current liabilities	(1,307,222)	(1,180,206)
Non-current liabilities
Long-term debt	(1,358,219)	(1,367,937)
Other non-current liabilities	(104,937)	(135,439)
Total liabilities	(2,770,378)	(2,683,582)
EQUITY
Share capital 108,222,604 common shares of $1.00 each issued and outstanding (2019: 109,943,594)	(108,223)	(109,944)
Additional paid-in capital	(1,972,859)	(1,969,602)
Contributed surplus	(200,000)	(200,000)
Accumulated other comprehensive loss	10,834	56,073
Retained losses	539,598	930,950
Total stockholders' equity	(1,730,650)	(1,292,523)
Non-controlling interests	(447,267)	(338,124)
Total equity	(2,177,917)	(1,630,647)
Total liabilities and equity	$ (4,948,295)	$ (4,314,229)